Cash Generated From operations	12 Months Ended
Feb. 28, 2021
Cash Generated From Operations [Abstract]
CASH GENERATED FROM OPERATIONS
25.	CASH GENERATED FROM OPERATIONS

	2021	2020	2019
	Figures in Rand thousands
Profit before taxation	696,048	616,683	471,230
Adjustments	448,804	339,630	283,925
Depreciation on property, plant and equipment	372,936	282,976	236,510
Amortization of intangible asset	25,856	12,786	2,005
Amortization of capitalized commission assets	46,957	31,262	22,996
Profit on disposal of property, plant and equipment	(1,191)	(748)	(2,357)
Finance income	(4,358)	(2,592)	(2,749)
Finance costs	9,302	16,831	31,438
Provision for warranties charge	(698)	(885)	(3,918)
Cash generated from operations before working capital changes	1,144,852	956,313	755,155
Changes in working capital
Decrease in Inventories	-	55,380	(34,019)
Increase in Trade and other receivables	(78,625)	(36,778)	(62,319)
Increase in Trade and other payables	115,179	15,671	42,127
Increase in Deferred revenue	43,227	128,405	6,264
Increase in Capitalized commission assets under IFRS 15	(95,999)	(64,437)	(71,454)
Cash generated from operations	1,128,634	1,054,554	635,754